Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Deferred tax assets
Net operating and capital loss carry forwards	$ 30,019	$ 56,609
Equity-based compensation	28,071	17,162
Basis difference—investment in partnerships	0	7,745
Foreign tax credits	1,682	892
Straight-line and prepaid rent expense	3,601	7,850
Deferred income	1,932	0
Deferred interest expense	1,924	472
Other	7,947	2,904
Gross deferred tax assets	75,176	93,634
Valuation allowance	(23,852)	(22,062)
Deferred tax assets, net of valuation allowance	51,324	71,572
Deferred tax liabilities
Management contract intangibles	90,605	33,693
Basis difference—investment in partnerships	5,822	0
Basis difference—real estate	68,687	63,901
Deferred income	0	1,263
Other	1,643	108
Gross deferred tax liabilities	166,757	98,965
Net deferred tax liability	(115,433)	(27,393)
Deferred tax assets, operating loss carryforwards, foreign	121,300	$ 251,200
Reduction in valuation allowance	$ 12,300